June 15, 2006

Michelle M. Anderson
Legal Branch Chief
MS 3720
U. S. Securities and Exchange Commission
Washington, DC 20549

RE:	Telemetrix Inc. Preliminary Proxy Statement on Schedule 14A Filed February 27, 2006; File No. 0-14724

Dear Ms. Anderson:

     This letter is in response to the comment letter of March 28, 2006, regarding the U.S. Securities and Exchange Commission’s (“SEC”) review of the filing by Telemetrix Inc. (“Telemetrix” or the “Company”) of its Preliminary Proxy Statement on Schedule 14A.

     Telemetrix’s response to the SEC’s comment letter is as follows:

General

     1.    Telemetrix has provided the disclosure required by Item 5 of Schedule 14A regarding interest of certain persons in any matters to be acted upon at the meeting in its revised Preliminary Proxy Statement on Schedule 14A filed simultaneously with this letter.

     2.    For each Proposal, Telemetrix has disclosed the impact on the Company and shareholders if the Proposal is not approved or ratified in its revised Preliminary Proxy Statement filed as Schedule 14A simultaneously with this letter.

     3.    For each Proposal, Telemetrix has disclosed the extent to which it officers, directors and shareholders have agreed to vote in favor of each Proposal in its revised Preliminary Proxy Statement on Schedule 14A filed simultaneously with this letter.

TELEMETRIX INC.
7105 LA VISTA PLACE, SUITE 100
LONGMONT, CO 80503
(303) 652-3279 EXT. 230

Michelle M. Anderson
June 15, 2006

Record Dates; Voting Rights

     4.    The number and percentage of shares that will not be entitled to vote on the approval of the Settlement Agreement is set forth in the table below.

TELEMETRIX INC.
Number of Common Shares Not Entitled to Vote on the Proposal to Approve the
Settlement Agreement (Proposal 4)

Name of Shareholder	Number of Shares Held Not Entitled to Vote on Proposal 4	Percent (%)
Ardara Investments Ltd.	750,000	3.00%
Becker Capital Management LLC	659,006	2.64%
Becker, William W	87,500	0.35%
Becker, Christine	50,000	0.20%
BCG Holdings Inc.	174,259	0.70%
Glaser, Michael L	1,432,554	5.73%
Hartford Holdings Ltd.	4,136,263	16.55%
Ionian Investments Ltd.	750,000	3.00%
Tracy, Michael J	4,885,504	19.54%
Vintage Investment Ltd.	1,725,000	6.90%
Wyse Investments Ltd.	500,000	2.00%

Total Shares	15,150,086	60.61%

     Delaware law, 8 Del. Code §216, states that, absent provision in a corporation’s articles or by-laws, a majority of shareholders of a Delaware corporation entitled to vote present and in person or by proxy for a specific action shall constitute a quorum, but in no event shall a quorum consist of less than one-third of the shares entitled to vote at the meeting. Section 1.4 of Telemetrix’s Bylaws, entitled “Quorum”, states that the holders of record of a majority of the shares of stock entitled to vote present or in person or represented by a proxy at a meeting shall constitute a quorum for the transaction of business at the meeting, but in the absence of a quorum, the holders of record present or represented by proxy at such meeting may vote to adjourn the meeting from time to time without notice other than announcement at the meeting until a quorum is obtained. Any such adjourned session of the meeting at which there shall be present or represented the holders of record of the requisite number of shares, any business may be transacted that might have been transacted at the meeting as originally called.

TELEMETRIX INC.
7105 LA VISTA PLACE, SUITE 100
LONGMONT, CO 80503
(303) 652-3279 EXT. 230

Michelle M. Anderson
June 15, 2006

     Accordingly, under 8 Del. Code §216 and Telemetrix’s Bylaws, referred to above, a majority of shares entitled to vote present and in person or by proxy for a specific action, shall constitute a quorum for a meeting of stockholders. Telemetrix has 24,999,682 shares outstanding. Thus, 12,524,841 shares shall constitute a quorum to vote for the transaction of business at Telemetrix’s annual meeting. This number of shares constitutes a quorum to vote on the specific proposals for: (1) election of directors; (2) ratification of the appointment of the Company’s independent auditors for the fiscal year ended December 31, 2005; (3) an increase in the Company’s capitalization; and (4) adoption of an employee stock option plan to incentivize the performance of existing and new management. The number of shares constituting a quorum to vote on the specific proposal to approve the Settlement Agreement is calculated differently. Excluding the 15,150,086 shares not entitled to vote on the approval of the Settlement Agreement, there will be 9,849,596 shares entitled to vote on the approval of the Settlement Agreement. Thus a majority of these shares or 4,934,648 shares present and in person or represented by proxy at the annual meeting will constitute a quorum to enable a vote on the specific proposal for approval of the Settlement Agreement.

     Telemetrix has provided this disclosure in the discussion in Proposal Four to approve the Settlement Agreement in its revised Proxy Statement on Schedule 14A filed simultaneously with this letter.

Security Ownership of Management and Certain Beneficial Owners on Schedule 14

     5.    Telemetrix has provided the beneficial ownership amount for all directors and executive officers “as a group” in its revised Proxy Statement on Schedule 4A filed simultaneously with this letter. In addition, Telemetrix provides the same information in the following table.

TELEMETRIX INC.
7105 LA VISTA PLACE, SUITE 100
LONGMONT, CO 80503
(303) 652-3279 EXT. 230

Michelle M. Anderson
June 15, 2006

Security Ownership of Management and Officers

Title of Class	Name, Position and Address	Amount	Nature	Percent
Common	William W. Becker,	6,273,763 [1]	Direct and	25.10
	Chairman of the Board and Acting		Indirect
	CEO and CFO
	Park Lane, West Bay Road
	Georgetown,
	Grand Cayman Islands,
	British West Indies

Common	Gary R. Brown, Director, and	2,000[2]	Direct	Less than 1%
	Secretary-Treasurer
	211 Long Canyon Court
	Richardson, TX

Common	As a group (two persons)	6,275,763	Direct and	25.10
			Indirect

     6.    Telemetrix has revised the Security Ownership table to conform tabular requirements of Item 403, Regulation S – B. Telemetrix has also discussed each voting class separately and clarified in the footnotes that the beneficial ownership amounts shown in the table do not include shares to be received in the settlement.

Proposal One

      Board of Directors, Committees and Attendance at Meetings

_____________________________

     1    William W. Becker’s beneficial ownership of 6,273,763 shares of common stock is composed of: (a) 4,136,263 shares held in the name of Hartford Holdings Ltd., a wholly-owned company of William W. Becker; (b) 87,500 shares of common stock that he individually owns; (c) 50,000 of common stock that are owned by Christine Becker, wife of William W. Becker; (d) 2 million shares held in the name of the following entities located at The Harbor Trust Co., Ltd., One Capital Place, P.O. Box 1787, Grand Cayman Islands, British West Indies, in which William W. Becker has voting power over such shares: (i) 750,000 shares owned by Adara Investments Ltd., a trust that is maintained for the benefit of one of William W. Becker’s sons; (ii) 500,000 shares owned by Wyse Investments, Ltd., a trust that is maintained for the benefit of one William W. Becker’s grandsons; and (iii) 750,000 shares owned by Ionian Investments Ltd., a trust that is maintained for the benefit of one of William W. Becker’s sons. Mr. William W. Becker will not receive any shares in the Settlement. Thus, his beneficiary ownership does not include any such shares.

     2    Gary R. Brown owns 2,000 shares of our common stock individually. Mr. Brown will not receive any shares in the Settlement. Thus, his beneficiary ownership does not include any such shares.

TELEMETRIX INC.
7105 LA VISTA PLACE, SUITE 100
LONGMONT, CO 80503
(303) 652-3279 EXT. 230

Michelle M. Anderson
June 15, 2006

     7.    Telemetrix has discussed the provisions of the Settlement Agreement (“Settlement Agreement” or “Agreement”) as they relate to the nomination and election of directors in Proposal One n its revised Proxy Statement on Schedule 14A filed simultaneously with this letter. Furthermore, Telemetrix has disclosed which directors have been nominated under the provisions of the Settlement Agreement in Proposal One in the revised Proxy Statement on Schedule 14A filed simultaneously with this letter.

     The disclosure is as follows:

          The Settlement Agreement provides that the Becker Entities, consisting of William W. Becker, Becker Capital Management LLC which is owned solely by Larry L. Becker, son of William W. Becker, Ardara Investments Ltd., Ionian Investments Ltd., Vintage Investments Ltd., and Wyse Investments Ltd., and shareholders Michael L. Glaser and Michael J. Tracy agree to vote an interim Board of Directors consisting of Mr. William W. Becker as Chairman and acting CEO; Mr. Larry L. Becker; Mr. Piers Linney and Mr. Matthew Hudson, or his designee, upon approval by the Federal Communications Commission (“FCC”) of foreign ownership in Telemetrix in excess of twenty-five percent (25%) as set forth under Section 310(b)(4) of the Communications Act of 1934, as amended, 47 U.S.C. 310(b)(4). Furthermore, in the Agreement the parties have agreed that Mr. William W. Becker will serve as acting CEO until a full-time chief executive officer is hired. Mr. Matthew Hudson has designated Mr. Chris Fitzsimmons to serve in his place on the interim Board of Directors to be put into place upon FCC approval of foreign ownership in Telemetrix in excess of twenty-five percent (25%). Telemetrix has made application to the FCC for the level of foreign ownership specified in the Settlement Agreement. The FCC has not approved this application but is expected to act on the application after June 1, 2006. Accordingly, the Becker Entities, Michael L. Glaser and Michael J. Tracy have not put an interim Board of Directors in place at Telemetrix because the FCC has not yet approved the application.

          The Settlement Agreement further provides that the Becker Entities shall have the right to appoint two directors of Telemetrix, so long as the Becker Entities hold in excess of twenty-five percent (25%) of the Company’s common stock. The Settlement Agreement further provides that Nyssen/TowerGate Finance shall have the right to appoint two directors of Telemetrix so long as Nyssen/TowerGate holds in excess of twenty-five percent (25%) of the Company’s common stock.

          Additionally, the Settlement Agreement provides that the Becker Entities and Nyssen/TowerGate shall each have the right to appoint one director of the Company as long as each group holds in excess of fifteen percent (15%) and up to twenty-five percent (25%) of the Company’s common stock. For the first twelve (12) months after the Settlement Agreement and provided the Becker Entities or Nyssen/TowerGate hold more than twenty-five percent (25%) of the Company’s common stock, either the Becker Entities or Nyssen/TowerGate shall have the right to request that their two directors represent at least fifty percent (50%) of the Company’s Board of Directors.

TELEMETRIX INC.
7105 LA VISTA PLACE, SUITE 100
LONGMONT, CO 80503
(303) 652-3279 EXT. 230

Michelle M. Anderson
June 15, 2006

          Mr. William W. Becker, Mr. Gary R. Brown, Becker Capital Management, LLC, Hartford Holdings Ltd., Mrs. Christine Becker, Wyse Investments Ltd., Ionian Investments Ltd., Vintage Investments Ltd., Ardara Investments Ltd., BCG Holdings, Inc., and Mr. Michael L. Glaser have agreed to vote in favor of Proposal One.

     8.    Mr. William W. Becker has held the position of Chairman of the Board of Telemetrix from 1999 until April 2004. He was reelected Chairman in September 2004, replacing Mr. Patrick J. Kealy who was elected Chairman in April 2004. Hartford Holdings Ltd., is a Cayman Islands corporation which invests in real estate, oil and gas, and telecommunication entities. It is solely owned by Mr. William W. Becker.

          Mr. Gary R. Brown also serves as Secretary and Treasurer of Telemetrix.

          Telemetrix has also clarified the biographies of these directors and nominees in this regard in Proposal One in its revised Preliminary Proxy Statement on Schedule 14A filed simultaneously with this letter.

     9.    Telemetrix recognizes the need for an audit committee and compensation committee in its corporate governance. Telemetrix, however, is still in the process of reorganizing its management as a result of the change in its management that was in place beginning in the second quarter of 2004 and ending with the Settlement Agreement. Telemetrix is also attempting to restructure its business operations after the litigation between Telemetrix and Mr. William W. Becker, Mr. Michael J. Tracy, and the litigation between Michael L. Glaser, Telemetrix and Nyssen and TowerGate Finance. The efforts have included, among other things, bringing Telemetrix current in its annual and quarterly reports with the SEC, and arranging the financing of working capital. Since the third quarter of 2004, Telemetrix has had only two continuously-serving directors, Mr. William W. Becker and Mr. Gary R. Brown. Mr. Brown is an independent director.

          After the election of directors at the annual meeting, as stated above, Telemetrix will have five (5) directors. Telemetrix does not maintain directors and officers’ insurance, and therefore has had difficultly attracting independent directors who would also serve on an audit committee and a compensation committee. The audit and compensation functions of the Company have been directed by the Company’s Board of Directors since 1999. The Company intends to put into place directors and officers’ insurance during late 2006 or early 2007, and identify and thereafter prospective candidates to serve as independent directors, select such directors and establish audit, compensation, and nominating committees.

TELEMETRIX INC.
7105 LA VISTA PLACE, SUITE 100
LONGMONT, CO 80503
(303) 652-3279 EXT. 230

Michelle M. Anderson
June 15, 2006

          Additionally, Telemetrix does not have a nominating committee. The Company has not had an annual meeting since 1999. The directors who were elected in 1999 continuously served until April 2004, when Michael L. Glaser resigned as a director, and was replaced by Mr. Patrick J. Kealy. As of November 30, 2004, Michael J. Tracy resigned pursuant to the terms of the Settlement Agreement. In addition, except for William B. Becker and Gary R. Brown, all other directors of Telemetrix who were in place beginning in the second quarter of 2004 officially resigned as of November 30, 2004. Mr. Gary R. Brown was elected a director of the Company in October 2004.

          Although Telemetrix does not have a nominating committee, the Company’s directors will consider candidates recommended by security holders who may suggest candidates by submitting recommendations to Telemetrix directly.

Proposal Three

     10.    Telemetrix has revised its Proxy in its revised Preliminary Proxy Statement on Schedule 14A filed simultaneously herewith so that shareholders are given the right to vote separately on the proposed increase in the number of authorized shares of common stock and the proposed increase in the number of authorized shares of preferred stock. In addition, Telemetrix has revised its disclosure in the Proxy Statement to discuss each Proposal separately.

     11.    Telemetrix has no specific plans or proposals at this time to use the newly-authorized shares other than to implement the terms of the Settlement Agreement. Telemetrix, however, has developed a business plan in which its objectives are to add new telecommunication services utilizing Telemetrix’s ability to provide voice and telemetry services, including provision of email services to short message service (“SMS”), SMS to email, picture messaging, virtual fax, conference calling, number reporting, vanity numbers, auto-attended services, and similar services. Telemetrix intends to utilize its existing PCS radio frequency license and deploy new equipment, including a new telecommunications switch, to allow for remote media gateways using Internet Protocol connectivity through its existing roaming agreements with other wireless carriers to offer these new services. In this regard, Telemetrix will need additional capital. Telemetrix plans to either conduct a private placement of securities or a secondary public offering of securities utilizing the newly-authorized common shares and/or preferred shares to accomplish its objective of obtaining additional capital.

TELEMETRIX INC.
7105 LA VISTA PLACE, SUITE 100
LONGMONT, CO 80503
(303) 652-3279 EXT. 230

Michelle M. Anderson
June 15, 2006

          The increase in authorized common stock of Telemetrix will allow the Company to implement the Settlement Agreement in the following manner. Upon the approval by the FCC of the Becker Entities, Nyssen and TowerGate’s foreign ownership in Telemetrix, the Company will: (a) issue 40 million new common shares to Nyssen as a result of the conversion of its promissory notes totaling $1,600,000, at a conversion price of $.04 per share per the terms of the conversion feature in Telemetrix’s promissory notes issued to Nyssen; (b) issue 20 million new common shares to TowerGate Finance for $800,000 in fees for financial services provided to the Company, converted into Telemetrix common stock at a conversion rate of $.04 per share as set forth in the Settlement Agreement; (c) issue 36,175,000 shares of common stock to Becker Capital Management, LLC, owned by Larry L. Becker, for a short-term loan made to the Company in the amount of $36,175 in February 2003. Under the terms of a promissory note dated February 3, 2003, the loan is convertible into common stock based on a default in payment provisions in the note. Under these default provisions, the loan is convertible into Telemetrix’s common stock at $.001 per share. (d) issue 27,667,140 and 5,909,200 common shares to shareholders Michael J. Tracy and Michael L. Glaser, respectively, who entered into Exchange and Conversion Agreements with the Company on or about May 26, 2003. Under these agreements, Mr. Tracy and Mr. Glaser each agreed to exchange a specified number of common shares of the Company and to convert loans made to the Company for Series D preferred shares, which would then be convertible into common shares upon an increase in the Company’s authorized common stock. The conversion rate of the Series D preferred shares is 1 for 200. The Company has not issued the Series D preferred shares to Mr. Tracy and Mr. Glaser because they agreed as of December 31, 2004, to accept common shares in lieu of preferred shares for the conversion of their loans to the Company. As noted above, the Company will issue Mr. Tracy 27,667,140 common shares and Mr. Glaser 5,909,200 common shares upon shareholder approval of an increase in the number of common shares. The conversion rate for these shares is $.10.

          Under the Settlement Agreement, Nyssen has advanced Telemetrix $100,000 in emergency funding convertible into Telemetrix common stock at $.02 per share, resulting in the issuance of 5 million shares of common stock to Nyssen. Nyssen has also loaned the Company $200,000 in emergency funding convertible into Telemetrix common stock at $.10 per share, resulting in the issuance of 2 million common shares to Nyssen. Upon shareholder approval of the increase in the number of authorized common stock, Telemetrix will issue a total of 7 million shares to Nyssen; (f) under the terms of the Settlement Agreement, Becker Capital Management has advanced the Company $200,000 in emergency funding convertible into common shares at $.02 per share resulting in the issuance of 10 million common shares to Becker Capital Management, and $100,000 in emergency funding convertible in Telemetrix’s common stock at $.10 per share, resulting in the issuance of an additional 1 million shares of common stock to Becker Capital Management. Upon shareholder approval of the increase in the authorized number of common shares, Telemetrix will issue a total of 11 million shares to Becker Capital Management.

TELEMETRIX INC.
7105 LA VISTA PLACE, SUITE 100
LONGMONT, CO 80503
(303) 652-3279 EXT. 230

Michelle M. Anderson
June 15, 2006

          The number of common shares to be issued in the implementation of the Settlement Agreement is detailed in the Table labeled “Summary of Common Shares Currently Outstanding, Shares to be Issued upon an Increase in Capitalization and Implementation of the Settlement Agreement and Total Shares Outstanding after Share Issuance upon an Increase in Capitalization and Implementation of the Settlement Agreement, with Percentages of Ownership” set out under the Section of the Proxy Statement entitled “Record Date’ Voting Rights”, and in Proposal Four in its revised Preliminary Proxy Statement on Schedule 14-A filed simultaneously herewith.

          The Company does not intend to issue any Series D preferred shares to implement the Settlement Agreement because the parties to the Exchange and Conversion Agreement with the Company entitled to receive Series D preferred shares have agreed to accept common shares in lieu of Series D Preferred Shares.

     12.    If the Shareholders approve the increase in authorized common shares, the Board of Directors will issue the additional shares described in response to question 11 without further shareholder approval. Currently, Telemetrix is only authorized to issue 25 million shares of common stock and 5 million shares of preferred stock. Of the number of currently authorized common stock, the Company has 24,999,862 shares of common stock issued and outstanding, and no shares of preferred stock issued and outstanding. The Company has 318 unissued common shares that are not reserved. If the shareholders approve the increased number of authorized common shares, and preferred shares, the Company will have: (1) 180,483,368 shares of common stock issued and outstanding, and no preferred shares issued and outstanding; (2) 569,516,632 authorized and unreserved common shares; and (3) 25 million authorized and unreserved preferred shares. The Company intends to set aside 18 million common shares for its Employee Stock Option Plan if Proposal Five is approved by shareholders, reserve 28,263,500 common shares in the event the Company does not repay Tracy Broadcasting Corporation, a Nebraska corporation owned solely by Michael J. Tracy, $467,000 for its loan to the Company evidenced by a promissory note for $467,000, bearing interest at ten percent (10%) per annum, by December 31, 2006. This reservation assumes Tracy Broadcasting Corporation will elect to convert the amount due under the note into Company’s common shares at $.02 per share pursuant to the terms of the note if the Company does not repay it. The Company will also reserve 450,000 shares of common stock to allow for the exercise of options for 150,000 common shares each which were granted to Mr. William Becker, Mr. Michael J. Tracy, and Mr. Michael L. Glaser, on April 30, 2000, and on April 30, 2001.

        After the Company reserves these common shares to allow for the grant of employee stock options to be granted under the Employee Stock Option Plan and for conversion by Tracy Broadcasting Corporation of the $467,000 note and for outstanding options, the Company will have 522,813,132 authorized and unreserved common shares and 25 million authorized and unreserved preferred shares. The Table referred to earlier in this response shows the number of common shares currently outstanding, percent of ownership of the Company based on the currently outstanding shares, and number of common shares to be issued upon an increase in capitalization, the total number of shares outstanding after an increase in capitalization, and the total percent of ownership after an increase in capitalization.

TELEMETRIX INC.
7105 LA VISTA PLACE, SUITE 100
LONGMONT, CO 80503
(303) 652-3279 EXT. 230

Michelle M. Anderson
June 15, 2006

          Telemetrix has made this disclosure under Proposal Three in its revised Preliminary Proxy Statement filed simultaneously herewith.

     13.    Telemetrix has revised its Preliminary Proxy Statement on Schedule 14A to state that Proposal Three is considered an anti-takeover Proposal by the SEC per Release No. 34-15230. In addition, the Company has discussed potential anti-takeover effects of having a substantial number of authorized and unreserved shares in Proposal Three in its revised Preliminary Proxy Statement as follows:

Potential Anti-Takeover Effects of Having Substantial Numbers of
Authorized and Unreserved Shares

          The management of Telemetrix could issue additional shares of its common stock without shareholder approval, including issuance of shares to existing shareholders, without shareholder approval. Telemetrix’s Articles of Incorporation and Bylaws do not contain any other provisions having any anti-takeover effect. The proposed increase in the number of the Company’s authorized shares of common stock and preferred stock is not part of a plan by management to prevent takeovers. Telemetrix’s Articles of Incorporation currently authorizes 25 million shares of common stock and 5 million shares of preferred stock, of which none are currently outstanding.

          The Company’s 250,000 shares of Series D preferred shares have voting rights. Series D preferred shareholders have the right to vote as a separate voting group on the following matters: (1) issuance of any Company capital stocks senior to the Series D preferred shares in priority for receiving distributions for payment for any liquidation preferences and in the redemption rights; (2) alteration of the preferences of the Series D shares, including amendments to the Articles or Bylaws; (3) liquidation, recapitalization or similar corporate reorganization; (4) loans, borrowings, debts, guarantees or similar obligations (“debt”) by the Company except when the Company’s aggregate debt is below $3 million; (5) transaction or associated transactions involving a merger, consolidation, or similar transaction; issuance or transfer of more than fifty percent (50%) of the Company’s voting stock; sale or substantial sale of all of the Company’s assets; when the resulting deemed value of the Company’s common shares would be less than $15 per common share; (6) conversion of all Series D shares into common shares under a conversion event such as the Series D holder requesting conversion of any Series D shares, Company completion of an unwritten public offering of common shares for gross proceeds of at least $5 million, and the total number of shares having a deemed value of at least $10 million using the public offering price for common share; or a majority of Series D holders vote to convert all Series D preferred shares; (7) transactions in which the Company issues common stock to strategic corporate partners and/or in a transaction in which the Company does not receive cash proceeds from such issuance or sale of common shares; or (8) when the general corporation laws of the State of Delaware require voting as a separate voting group.

TELEMETRIX INC.
7105 LA VISTA PLACE, SUITE 100
LONGMONT, CO 80503
(303) 652-3279 EXT. 230

Michelle M. Anderson
June 15, 2006

          Cumulative voting of the Company’s common shares and preferred shares is not permitted under the Company’s Articles of Incorporation or Bylaws. The Company’s Series D preferred shares allow preemptive rights.

          The increase in the Company’s capitalization could, under certain circumstances, have an anti-takeover effect. The issuance of additional shares of the Company’s authorized common stock could be used to dilute the stock ownership of a person seeking to gain control of Telemetrix. Currently, however, large blocks of the Company’s common stock are held by William W. Becker and his affiliates, Michael J. Tracy, former Director and Chief Executive Officer, Michael L. Glaser, former Director and Secretary, Becker Capital Management, LLC, solely owned by Larry L. Becker, son of William W. Becker, and Dianne B. Larkowski, who is a financial consultant to the Company. These shareholders directly or indirectly hold 21,673,582 shares, or 86.70%, of the Company’s issued and outstanding common stock.

          Moreover, the Company’s directors could designate an additional series of preferred shares without shareholder approval with voting rights which could also be used to dilute the stock ownership of a person seeking to gain control of Telemetrix.

          We are not aware of any attempt to take control of the Company and are not presenting this proposal with the intent that it be utilized as a type of anti-takeover device. We are making this proposal at this time to allow the Company to implement the Settlement Agreement and to allow the Company the flexibility to issue additional shares to effect its business objectives.

Proposal Four

     14.    The Company is seeking shareholder approval of the November 30, 2004, Settlement Agreement because all parties to the Agreement are either beneficial owners of Telemetrix’s common stock, current or proposed members of the Company’s management, and/or parties or affiliates of parties involved in a litigation that gave rise to the Settlement Agreement. The Settlement Agreement is subject to Delaware law. Under Delaware law, a transaction between the Company and one or more of its directors or officers, or between the Company and any other corporation, partnership, association, or other organization in which one or more of its directors or officers serve as directors or officers, may be voided if the parties to the agreement have a financial interest in the outcome. Because of the interests of the below identified “majority shareholders” to the Settlement Agreement, Telemetrix’s management believes that approval from disinterested shareholders is necessary to prevent the Settlement Agreement from being voided under Delaware law.

TELEMETRIX INC.
7105 LA VISTA PLACE, SUITE 100
LONGMONT, CO 80503
(303) 652-3279 EXT. 230

Michelle M. Anderson
June 15, 2006

          Telemetrix has added this discussion in detail to Proposal Four in our revised Preliminary Proxy Statement on Schedule 14A filed simultaneously with this letter.

     15.    Telemetrix has revised its Preliminary Proxy Statement on Schedule 14A to discuss the disclosure in note 10 to the un-audited financial statements on the Company’s September 30, 2005, Form 10-QSB.

          The disclosure of note 10 is as follows:

          On December 21, 2004, the Company filed a Form 8K with the SEC related to the Settlement Agreement. The disclosure in Form 8K described the material terms of the Settlement Agreement. The Settlement Agreement, however, was not filed with the SEC as an attachment to Form 8K, because at the time of the filing of the Form 8K, the Company did not have copies of all the signature pages of the signatories to the Agreement, although the Company was informed that all parties had signed the Agreement.

          Subsequent to the execution of the Settlement Agreement, the Company retained counsel to advise it on federal communication law matters. The Settlement Agreement was filed as a part of the Company’s application to the Federal Communications Commission for consent of the transfer of control of Telemetrix from Michael J. Tracy to Hartford Holdings Ltd., Becker Capital Management, Nyssen and TowerGate Finance filed in May 2005. The application is currently pending before the FCC, and the Company expects the FCC to act on the Application after June 11, 2006.

          In addition, the Company filed a copy of the Settlement Agreement attached as an exhibit to its annual financial report on Form 10-KSB and Form 10-KSB/A for the fiscal year ending December 31, 2004, filed with the SEC on January 12, 2006, and May 3, 2006, respectively. The Company did not include the Settlement Agreement as an exhibit to its quarterly financial reports on Forms 10-QSB for the quarters ended June 30, 2004, and September 30, 2004, respectively, because it had filed those reports with the SEC on the same date, January 12, 2006, as it filed its Annual Report on Form 10-KSB for the fiscal year ending December 31, 2004.

          Moreover, the Company disclosed the material terms of the Settlement Agreement in its quarterly financial reports on Form 10-QSB for the quarters ended March 31, 2005, June 30, 2005, and September 30, 2005, all filed with the SEC on February 8, 2006.

TELEMETRIX INC.
7105 LA VISTA PLACE, SUITE 100
LONGMONT, CO 80503
(303) 652-3279 EXT. 230

Michelle M. Anderson
June 15, 2006

     16.    The Company’s “majority shareholders” are as follows:

Name Adara Investments Ltd. Becker Capital Management LLC BCG Holdings, Inc. Michael L. Glaser Hartford Holdings Ltd. Ionian Investments Ltd. Michael J. Tracy Vintage Investments, Ltd. Wyse Investments Ltd.

          Telemetrix has identified these majority shareholders in Proposal Four in its revised Preliminary Proxy Statement on Schedule 14A filed simultaneously herewith.

     17.    On September 10, 2004, the Company filed a complaint in United States District Court for the Southern District of New York against Michael J. Tracy, Michael L. Glaser and William W. Becker in Case No. 04CV7255. The complaint sought an award for compensatory damages and an injunction against Mr. Tracy, Mr. Glaser and Mr. Becker for breach of fiduciary duty, costs and expenses for litigation, including reasonable attorneys’ fees, expert fees and other disbursements, and against Mr. Tracy for conversion, and for such other and further relief as may be deemed just and proper. The complaint was not authorized by the Company’s Board of Directors, but initiated by the Company’s former chairman, Patrick J. Kealy, who the Company’s majority shareholders believe acted without the necessary authority in directing that this complaint be filed.

          On September 16, 2004, the Company filed a complaint in United States District Court for the District of Nebraska, in Case No. 04CV5020, against TowerGate and Nyssen. The complaint alleged fraudulent misrepresentation against TowerGate, fraudulent concealment against Nyssen, breach of fiduciary duty against TowerGate, civil conspiracy against TowerGate and Nyssen, breach of contract against TowerGate, and breach of the covenant of good faith and fair dealing against TowerGate. The complaint sought preliminary and permanent injunctions, declaratory judgment, and an accounting. The Company’s Board of Directors elected by the majority shareholders authorized the filing of this complaint.

TELEMETRIX INC.
7105 LA VISTA PLACE, SUITE 100
LONGMONT, CO 80503
(303) 652-3279 EXT. 230

Michelle M. Anderson
June 15, 2006

          Both of these complaints arose out of a dispute between the majority shareholders identified in question 16 above and certain members of the Company’s Board of Directors and officers who were in place during April through mid-September, 2004. These directors and officers who supported Nyssen and TowerGate, with whom the Company’s majority shareholders also had a dispute. This dispute is described in detail in the Company’s filing in an amended preliminary information statement on Schedule Form 14-C filed with the SEC on October 21, 2004.

          The complaints were filed in separate federal jurisdictions because they were filed by different law firms representing the Company and who were directed by different management of the Company. The parties to the dispute began negotiations looking towards a settlement very soon after the Company filed its complaint in the United States District Court for the District of Nebraska. The parties continued these settlement discussions throughout the months of September, October and November, 2004. While these negotiations were taking place, the parties requested that the United States District Court for the Southern District of New York grant continuances for the defendants in that lawsuit to answer or otherwise respond to the complaint filed in that court. The court granted this request. The Company also agreed not to serve a copy of the complaint filed in the United States District Court for the District of Nebraska on TowerGate Finance and Nyssen. As a result of the negotiations, Telemetrix, and the majority shareholders, and Nyssen and TowerGate entered into the Settlement Agreement as of November 30, 2004. In December 2004, pursuant to the Settlement Agreement, the Company dismissed without prejudice the complaints filed in the United States District Court for the Southern District of New York and in the District for Nebraska, respectively. The parties concluded settlement negotiations before the two lawsuits were even at issue.

     18.    Under the Settlement Agreement, certain of the Company’s shareholders have the right to nominate directors so long as they hold a certain percentage of the Company’s shares. The ownership level of shares will be determined on the basis of a shareholder report issued by Telemetrix’s transfer agent, Computershare Corporation to the Company at the Company’s request, on a record date established by Telemetrix’s Board of Directors. Notice of the record date will be given to all shareholders. The ownership levels will be determined by dividing the total number of outstanding shares of the Company’s common voting stock into the number of shares of the Company’s common voting stock held by the shareholders having the right to nominate directors on the record date. At the annual meeting, Messrs. William W. Becker and Larry L. Becker are being nominated as directors by the Becker Entities. Messrs. Piers Linney and Chris Fitzsimmons are being nominated as directors by Nyssen/TowerGate. Under the provisions of the Settlement Agreement, Mr. Fitzsimmons is the designee of Matthew Hudson, controlling owner of Nyssen. Mr. Linney is CEO of TowerGate.

     19.    Telemetrix notes that the provision Section 1.2, “Ongoing Board” in the Settlement Agreement, will apply after implementation of the Settlement Agreement when Nyssen/TowerGate will become stockholders of Telemetrix if the shareholders approve the increase in capitalization under Proposal Three and disinterested shareholders approve the Settlement Agreement under Proposal Four.

TELEMETRIX INC.
7105 LA VISTA PLACE, SUITE 100
LONGMONT, CO 80503
(303) 652-3279 EXT. 230

Michelle M. Anderson
June 15, 2006

          Telemetrix has revised the disclosure in Proposal Four in its revised Preliminary Proxy Statement filed simultaneously herewith to state that the Becker Entities and Nyssen Group shall each be entitled to: (1) appoint two directors for so long as they each hold in excess of twenty-five percent (25%) of Telemetrix’s common stock; and (2) one director so long as they each hold in excess of fifteen percent (15%) and up to twenty-five percent (25%) of Telemetrix’s common stock. 20. The parties arrived at the various conversion prices for the debt owed to certain shareholders as follows:

          A.    Exchange and Conversion Agreements. By negotiations between the shareholders who entered into the Exchange and Conversion Agreements and the Company, based on the Company’s high best and low best prices during April and May, 2003. These agreements were executed by the parties in late May 2003. During the time period of negotiations the Company’s common stock traded as high as $.16 per share, and as low as $.08 per share. The parties negotiated the conversion rate on the basis of market information showing high and low bids of the Company’s common stock on the National Quotation Bureau’s pink sheets. Although Telemetrix’s stock was thinly traded, the parties determined that $.10 per share was a fair conversion price at that time.

          B.    Nyssen Promissory notes. Nyssen’s conversion price for its $1.6 million promissory note was negotiated between Michael J. Tracy, then CEO of the Company, and Representatives of TowerGate Finance in October 2003. These negotiations took place during September, 2003, and culminated in Telemetrix’s agreement with TowerGate, dated October 1, 2003, and included as Exhibit 10.9 to Telemetrix’s Annual Financial Report on Form 10-KSB for fiscal year ended December 31, 2003, filed with the SEC on June 9, 2004. During the period of negotiations, the high and low bid information, and closing price of quotations of Telemetrix’s shares on the National Quotation Bureau’s pink sheets ranged from a high of $.10 to a low of $.06. Mr. Tracy and representatives of TowerGate negotiated for a $.04 per share price which represented a discount based on the risk of the investment in Telemetrix from the low bid price of Telemetrix’s stock during the period of negotiations. In the October 1, 2003, Agreement, TowerGate Finance agreed to raise as soon as practical a $2 million investment for Telemetrix at the price the parties negotiated for Telemetrix’s common shares. The investment was obtained from Nyssen, controlled by Matthew Hudson, who is also affiliated with TowerGate. Nyssen loaned Telemetrix a total of $150,000 in two advances, the first in the amount of $50,000 on October 13, 2003, and the second in the amount of $100,000 on October 20, 2003. Additionally, Nyssen loaned Telemetrix $75,000 on November 3, 2003, and ultimately an additional $1,375,000. These loans are represented by convertible promissory notes and are convertible into Telemetrix’s common stock at the agreed-upon per-share price of $.04 per share.

TELEMETRIX INC.
7105 LA VISTA PLACE, SUITE 100
LONGMONT, CO 80503
(303) 652-3279 EXT. 230

Michelle M. Anderson
June 15, 2006

          C.   Conversion of Promissory note for $36,175 Owed to Becker Capital Management.

          The conversion price of the Company’s promissory note to Becker Capital Management for $36,175 was negotiated between Mr. Tracy on behalf of the Company, and Mr. Becker in late January and early February 2003. At the request of Telemetrix, Mr. Becker made a short-term loan to the Company for $30,000 on February 3, 2003, to be repaid in installments at the rate of $10,000 per month, with installments due on March 3, 2003, April 3, 2003, and May 3, 2003. The final installment was to include the principal amount remaining after the payment of the earlier installments on the $30,000 note, plus interest, which was due and which accrued from February 3, 2003 through May 3, 2003. The Promissory note specified an interest rate of ten percent (10%) compounded semi-annually. As stated above, the note provide that interest would accrue on the note until the final payment.

          Because of the risk presented in any investment in Telemetrix, the note called for a penalty in the form of a decreasing per-share conversion price into Telemetrix common stock of ½ for each thirty (30) days if the installment payments were not made when due. The note provided that in the event any payment was not received by Mr. Becker within five (5) days of the payment due date, the Company would be declared in default. In that event, Mr. Becker was entitled to convert his loan into common stock of Telemetrix at the rate of $.11 per share for the outstanding principal balance, including interest, if more than five (5) days delinquent. If the delinquency on any payment extended beyond thirty (30) days, but less than sixty (60) days, Mr. Becker would be entitled to convert the note into the Company’s common stock at the rate of $.055 per share on the principal and interest then delinquent. If the delinquency on any payment extended beyond sixty (60) days, Mr. Becker had the right to convert the principal and interest then delinquent into the Company’s common stock at the rate of $.0225 per share. The formula for decreasing the share conversion price by ½ each thirty (30) days would continue on thirty (30) day increments until the principal and interest were paid in full. The Company failed to pay the note when due and, under the penalty provisions in the note, the negotiated per-share price of conversion continued to reduce until the penalty conversion rate was $.001.

          Accordingly, Mr. Becker’s conversion rate for $36,175 which represents the principal and interest on the note is the conversion rate of $.001 per share.

          Mr. Becker has assigned this note to Becker Capital Management, LLC.

TELEMETRIX INC.
7105 LA VISTA PLACE, SUITE 100
LONGMONT, CO 80503
(303) 652-3279 EXT. 230

Michelle M. Anderson
June 15, 2006

          D.    Telemetrix’s note to Tracy Broadcasting Corporation for $467,000. The conversion price of this note was arrived through negotiations between Telemetrix and Mr. Michael J. Tracy as part of the negotiations in the Settlement Agreement dated as of November 30, 2004. The conversion price was based upon the high-low bid information of Telemetrix’s common stock for September, October, and November 2004, when the parties reached an agreement in principle as to terms and conditions of the Settlement Agreement. TowerGate drafted the Agreement containing the terms and conditions to which the parties agreed in principle and then circulated the Agreement to the signatory parties for review to be concluded by November 30, 2004. After review of the parties and some further negotiations, the Agreement was then finalized and executed as of November 30, 2004. The high and low bids for Telemetrix’s common stock as quoted during the period of the negotiations on the National Quotation Bureau’s pink sheets were a high $.13 and a low of $.06. The parties negotiated a discount from the low bid share price since investment in the Company was very risky, the stock was thinly traded, Becker Capital Management and Nyssen had negotiated for a $.02 per share conversion rate for emergency financing, and there appeared to be no real market for Telemetrix’s shares at that time.

     21.    Mr. Tracy owns the building at 1225 Sage Street, Gering, Nebraska 69341, for which Mr. Tracy charged the Company rental of $2,500 per month. On November 30, 2004, the Company owed Mr. Tracy $30,000 in back rent, which the Company was unable to pay because of its financial condition. In the Settlement Agreement, the Company and Mr. Tracy agreed to installment payments for back rent, as well as additional expenses, at the rate of $5,000 per month. As of December 31, 2005, Telemetrix had paid Mr. Tracy in full for the back rent.

          Telemetrix has disclosed this arrangement under Proposal Four in its revised Preliminary Proxy Statement on Schedule 14A filed simultaneously with this letter.

     22.    Telemetrix intends to inform shareholders whether it has obtained FCC approval for its application for transfer of control through the issuance of a press release, and filing a Form 8K with the press release attached with the SEC. Telemetrix expects the FCC determination on the application to be made after June 1, 2006. In the event FCC approval is not received, the Company and its majority shareholders identified in the Agreement will attempt to renegotiate the terms of the Agreement with Nyssen/TowerGate so that FCC approval can be obtained for foreign ownership in the Company consistent with Section 310(b)(4) of the Communications Act.

     23.    Telemetrix has removed its reference to approval by the SEC with respect to Proposal Four in its revised Proxy Statement to Schedule 14A filed simultaneously with this letter.

TELEMETRIX INC.
7105 LA VISTA PLACE, SUITE 100
LONGMONT, CO 80503
(303) 652-3279 EXT. 230

Michelle M. Anderson
June 15, 2006

     24.    Telemetrix’s disclosure that majority shareholders who signed the Settlement Agreement believed that the Agreement is “fair to all shareholders and in the interests of the Company and its shareholders” inadvertently left out the word “best” in this sentence in its Preliminary Proxy Statement on Schedule 14A. The Company intended to state that the majority shareholders who signed the Agreement believe it is fair to all shareholders and in the best interests of the Company and its shareholders. The Company has corrected this inadvertent omission in its revised Preliminary Proxy Statement in Schedule 14A filed simultaneously with this letter.

          The alternative to the execution of the Settlement Agreement by majority shareholders was based upon their collective analysis of the Company’s financial condition at the time. The Company’s financial condition is fully and fairly reflected in its un-audited financial statements for the quarters ending March 31, 2003, June 30, 2003, and September 30, 2003, all of which were available to the majority shareholders at the time of negotiations of the Settlement Agreement in October and November 2004.

          The unaudited financial statement for these periods showed the Company’s current liabilities exceeded its current assets by more than 23 to 1 as of March 30, 2003; more than 29 to 1 as of June 30, 2003; and more than 36 to 1 as of September 30, 2003. In fact, the Company was insolvent and on the brink of bankruptcy.

          Telemetrix did not file its quarterly reports on Form 10-QSB with the SEC for the period ending March 31, 2004, until August 8, 2004, and for the periods ending June 30 and September 30, 2004, until January 12, 2006, because the Company had not had its independent auditor review these unaudited financial statements due to a lack of resources.

          Moreover, the majority shareholders recognized that the FCC holds a lien on the Company’s principal asset, its PCS license. The majority shareholders believed that if the Company filed bankruptcy, the Bankruptcy Court would have required a liquidation, and the Company’s outstanding shares would have been rendered worthless. Thus, the majority shareholders determined that the Company could develop a reasonable business plan that would enable the Company to utilize its PCS license to provide a variety of telecommunications services in niche markets and rebuild the Company to make it profitable, provided shareholders or other sources would loan funds to the Company for working capital.

          Accordingly, the majority shareholders decided that it was in the best interests of the Company and in the best interests of its shareholders to settle the dispute with Nyssen/TowerGate, accept the offer of certain of the majority shareholders and Nyssen made during settlement discussions to loan working capital to the Company, so that the Company could attempt to implement a business plan and strategy which would lead to a viable company that ultimately would be profitable.

TELEMETRIX INC.
7105 LA VISTA PLACE, SUITE 100
LONGMONT, CO 80503
(303) 652-3279 EXT. 230

Michelle M. Anderson
June 15, 2006

     25.    Section 4.1 of the Settlement Agreement, which states, in substance, that the parties agree to investigate a customer relationship or merger with Sky Patrol and recommend that the Board does so as well was related to very preliminary discussions which the Company’s management had with Sky Patrol, a wholly-owned subsidiary of Topp Group, Inc. (“Topp”). Topp is a privately-owned company with whom the Company has and continues to have a contract for SMS. Neither Sky Patrol nor Topp is affiliated with the Company’s officers, directors, five percent beneficial owners, or the parties to the Agreement.

          As a result of the Company’s Agreement with Topp for SMS dated March 31, 2004, Sky Patrol approached the Company about a potential merger sometime in 2004, but the discussions were very preliminary and were discontinued after the Settlement Agreement was executed by the parties. Telemetrix has no current plans or arrangements to enter into a merger agreement with Sky Patrol, and does not intend to use any of its newly-authorized common or preferred stock for such a merger.

     26.    Both Mr. Becker and Mr. Brown each individually have determined that the Settlement Agreement is fair to all shareholders and in the best interests of Telemetrix and its shareholders, but decided not to make a recommendation as a constituted board of Telemetrix because Mr. Becker is a signatory to the Settlement Agreement, directly or indirectly owns slightly more than twenty-five percent (25%) of the Company’s common stock, currently is a member of the Company’s Board of Directors and management, and has been nominated to continue serving the Company as a director. Mr. Becker was also a party involved in the litigation that gave rise to the Settlement Agreement. As explained in response to Question No. 25 above, Mr. Becker as one of the majority shareholders of the Company concluded that the alternative of bankruptcy to the execution by a majority of the shareholders of the Settlement Agreement was not in the best interests of the Company or its shareholders based upon the Company’s extremely poor financial condition.

          As one of the majority shareholders of Telemetrix, Mr. Becker recognized that bankruptcy would likely require liquidation of the Company, that all of the Company’s shareholders would lose their entire investment in the Company, and the Company’s creditors, except the FCC, would likely receive nothing from a liquidation in bankruptcy since the FCC is a secured creditor holding a lien on the Company’s principal asset, its PSC license. While Mr. Becker, a business man of long standing in the oil and gas, real estate, and telecommunications industries, was in a financial position to absorb loss of his investment in Telemetrix of more than $6 million, he was concerned that other of the Company’s shareholders, excluding those who are included in the majority shareholder that are signatories to the Settlement Agreement, may not have been in this position. The Settlement Agreement presented an opportunity for the Company to develop a business plan which potentially would enable the Company to achieve profitability, and potentially avoid a complete loss by all shareholders of their investment in Telemetrix. This is the reason why the Becker Entities agreed to invest additional capital in Telemetrix. Mr. Becker concluded that the opportunity to rebuild Telemetrix outweighed a bankruptcy, and that, in the circumstances, the Settlement Agreement was fair to all shareholders and in the best interests of the Company and its shareholders. Since the Company determined that Mr. Becker and the Becker Entities would not be entitled to vote on Proposal Four because they will benefit from the settlement, Mr. Becker did not believe it was appropriate for the Board of Directors, consisting of himself and Mr. Brown, to make a specific recommendation to shareholders on Proposal Four. Although Mr. Becker could have recused himself from voting on a recommendation, he would have placed the entire recommendation on the shoulders of Mr. Brown. Since Mr. Brown did not have first hand knowledge of all of the transactions contemplated in the Settlement Agreement, Mr. Becker did not ask Mr. Brown to recommend a vote “For” Proposal Four.

TELEMETRIX INC.
7105 LA VISTA PLACE, SUITE 100
LONGMONT, CO 80503
(303) 652-3279 EXT. 230

Michelle M. Anderson
June 15, 2006

          In any event, Mr. Brown independently reached the conclusion that the Settlement Agreement was fair to all shareholders and in the best interests of the Company and its shareholders, and therefore agreed with Mr. Becker’s conclusion that it was not appropriate for the Board of Directors of Telemetrix to make a recommendation on Proposal Four. However, Mr. Becker and Mr. Brown wanted to inform the shareholders as to their personal conclusions with respect to the Settlement Agreement.

     27.    See response to No. 25, which is incorporated by reference.

     28.   Telemetrix has revised the disclosure in the Proxy card with respect to the Board’s recommendation on a vote “For” the Proposals, to state that the Board recommends a “FOR” vote on items 1, 2, 3 and 5, in Telemetrix’s revised Preliminary Proxy Statement on Schedule 14A filed simultaneously with this letter.

Proposal Five

     29.    Telemetrix has elaborated on material terms of the stock option plan and provided the disclosure set forth in Item 10 to Schedule 14A in its revised Preliminary Proxy Statement filed on Schedule 14A, filed simultaneously with this letter.

          The disclosure is as follows:

Purpose of Plan

          The purpose of the Plan is to attract and retain high-performing individuals who make an immediate and long-term contribution to the Company’s business by offering such individuals with the opportunity to acquire ownership in Telemetrix through more awards of incentive stock options.

TELEMETRIX INC.
7105 LA VISTA PLACE, SUITE 100
LONGMONT, CO 80503
(303) 652-3279 EXT. 230

Michelle M. Anderson
June 15, 2006

Number of Shares in Plan

     Telemetrix’s Employee Incentive Stock Option Plan proposes to make 18 million shares of the Company’s common stock available to attract and retain high performing individuals who will make immediate and long-term contributions to Telemetrix’s business by providing such incentives as the opportunity to acquire an ownership interest in Telemetrix through the award of incentive stock options. If any incentive stock option granted under the plan terminates or expires for any reason without having been exercised in full, the unissued shares covered by the unexercised incentive stock option will be made available again for grant under the plan. The shares issued by Telemetrix under the plan may either be issued shares or treasury shares.

Plan Administration

     The plan will be administered by a committee appointed by the Company’s Board of Directors. A majority of the committee shall constitute a quorum. The Committee will have full power and authority to prescribe, amend or rescind rules or procedures governing the administration of plan, interpret the provisions of the plan, establish and interpret rules and procedures regarding operation of the plan, determine the eligibility of employees of Telemetrix and its subsidiaries to participate in the plan in accordance with the plan, determine in accordance with the plan and under the Internal Revenue Code the terms of incentive stock options granted to employees of Telemetrix and its subsidiaries, and delegate certain duties of the Committee to one or more agents to facilitate the administration of the plan. Actions taken by the Committee which are within the scope of the authority delegated to the Committee will be binding on the Company and all persons who are participants in the plan.

Eligibility to Participate in Plan

     Incentive stock options under the plan may only be granted to employees of Telemetrix upon selection by the Committee at its sole discretion. An employee who has been selected by the Committee to receive an incentive stock option must, as a condition to receiving the option, enter into an agreement with the Company specifying the terms of the grant (“Grant Agreement”). If an employee is selected for an award, the Committee is not required to make another grant to the employee at any other time during the employee’s employment with Telemetrix.

TELEMETRIX INC.
7105 LA VISTA PLACE, SUITE 100
LONGMONT, CO 80503
(303) 652-3279 EXT. 230

Michelle M. Anderson
June 15, 2006

Price Option

     The Committee has the right and power to grant incentive stock options under the plan on such terms and conditions as may be established by the Committee in accordance with the plan in Section 422 of the Internal Revenue Code on or prior to the date of grant of any stock options. The exercise price of the stock option shall be equal to the established fair market value of the shares of the Company’s stock at the time of grant, provided that the exercise price of an incentive stock option granted to an employee of the Company who holds more than ten percent (10%) of the Company’s outstanding shares shall be one-hundred ten percent (110%) of the fair market value of the shares on the date of the grant.

Term of Incentive Stock Option

     The term of incentive stock options granted under the plan shall be established by the Committee as of the date of grant, and shall not exceed ten (10) years from the date of grant for all incentive stock options. In the case of an incentive stock option with an exercise price set at one-hundred ten percent (110%) of the fair market value, the term of the incentive stock option shall not exceed five (5) years from the date of grant. An incentive stock option granted under the plan shall become exercisable on such date or dates specified by the Committee in its sole discretion in the Grant Agreement relating to the incentive stock option. Incentive stock option is exercisable for the first time by a participant during any calendar year shall not exceed $100,000 in the aggregate. An incentive stock option may be exercised by a participant on the date or dates specified in a grant agreement. No incentive stock option will be permitted to be exercised for a fraction of a share.

Exercise of Option

     To exercise an incentive stock option, the participant must deliver to Telemetrix’s chief financial officer or other Telemetrix executive designated in the Grant Agreement a written notice of exercise after the incentive stock option becomes exercisable, but prior to the expiration of the term or cancellation or forfeiture of the incentive stock option. The notice must state the number of shares being purchased and must be accompanied by payment of the full price of shares. Method of payment for the shares for stock options which are exercised will be set forth in the participant’s Grant Agreement, and at the full discretion of the Committee, may include any or all of the following payment methods: personal check or money order payable to Telemetrix, delivery of shares which may have been held by the participant for at least six months, delivery by the participant of a promissory note with recourse, and/or if there is a public market for the shares, the delivery of a properly executed exercise notice, together with a revocable to a broker to promptly deliver to Telemetrix either the sale proceeds or the shares sold to pay the purchase price of the amount loaned by the broker to pay the purchase price.

TELEMETRIX INC.
7105 LA VISTA PLACE, SUITE 100
LONGMONT, CO 80503
(303) 652-3279 EXT. 230

Michelle M. Anderson
June 15, 2006

Transfer of Stock Option

     Incentive stock option granted under the plan is not transferable and may only be exercised during the lifetime of the participant to whom the stock option is initially granted or by such person or person’s guardian or legal representative.

Termination of Stock Option

     In the event of death or disability of a participant, or termination of the participant’s employment by Telemetrix other than for cause, all vested incentive stock options are exercisable for a period which shall not exceed the expiration dates of the incentive stock option term by the Committee as set forth in the Grant Agreement for the period permissible under the Internal Revenue Code. All unvested incentive stock options may become exercisable to the extent determined by the Committee at its sole discretion. In the event of a voluntary termination of employment by a participant, all unvested incentive stock options shall be immediately forfeited by the participant without any consideration. If an employee participant is terminated for cause, all vested and unvested incentive stock options shall immediately be forfeited by the participant without any consideration.

     If a participant terminates his employment with Telemetrix by death, disability or the by Telemetrix other than for cause, or voluntarily, or for cause, and Telemetrix has not registered the shares purchased under the plan by the participant under the Securities Act of 1933, as amended (the “1933 Act”), such participant at the request of Telemetrix shall be required to enter into a voting trust agreement with Telemetrix on such terms and conditions determined by the Committee in its sole discretion. Under the voting trust agreement, the participant must give Telemetrix an irrevocable right to exercise all voting and consent rights in connection with shares the participant purchased the plan. The obligation to enter into such a voting trust terminates on the date Telemetrix registers the participant’s shares under the 1933 Act.

     If there is a change in control of the Company, upon the occurrence of such a change, all unvested incentive stock options outstanding under the plan shall become fully exercisable as of the date of change of control. A change in control shall be deemed to have occurred on the earliest of the following dates: (1) the acquisition other than from Telemetrix or with approval of Telemetrix’s Board of Directors, of fifty percent (50%) or more of either the then-outstanding shares or combined voting power of the then-outstanding voting securities of Telemetrix entitled to vote generally in the election of directors; (2) approval by the shareholders of Telemetrix of a sale or other disposition of all or substantially all of Telemetrix’s assets or sale of all the outstanding shares of common stock of Telemetrix to an unaffiliated entity or individual; or (3) liquidation or dissolution of Telemetrix.

TELEMETRIX INC.
7105 LA VISTA PLACE, SUITE 100
LONGMONT, CO 80503
(303) 652-3279 EXT. 230

Michelle M. Anderson
June 15, 2006

No Right to Continued Employment

     A Grant Agreement related to an incentive stock option will not confer upon a participant any right to continue employment with Telemetrix or interfere in any way with Telemetrix’s right to terminate such a participant’s employment at any time.

Limitation on Rights to Shares

     A participant who holds an incentive stock option shall not have any shareholder rights as to any shares subject to the incentive stock options until the stock options have been exercised.

Investment Representation and Legending of Shares

     As a condition to receiving an incentive stock option under the plan, a participant must agree that, unless the shares subject to the incentive stock option have been effectively registered under the 1933 Act, Telemetrix shall be under no obligation to issue shares covered by such an incentive stock option unless and until the following conditions have been met:

     A.    The participant warrants to Telemetrix prior to receiving the shares that the participant is acquiring the shares for his account for investment and not with a view towards or for sale in connection with the distribution of these shares; and

B. Telemetrix shall have received an opinion of its counsel that the shares may be issued upon such a particular exercise and in compliance with the 1933 Act without registration.

     All share certificates issued upon the exercise of an incentive stock option shall be subject to such stock transfer orders or other restrictions as the Committee may deem advisable. The rules, regulations and other requirements of the 1933 Act and the 1934 Securities and Exchange Act (the “1934 Act”), the rules of any stock exchange upon which Telemetrix’s shares are listed, or quoted under applicable federal and state laws, and the Committee may place a legend placed on such shares to make appropriate references to such restrictions.

TELEMETRIX INC.
7105 LA VISTA PLACE, SUITE 100
LONGMONT, CO 80503
(303) 652-3279 EXT. 230

Michelle M. Anderson
June 15, 2006

Adjustment of Shares

     In the event of any corporate change in Telemetrix through recapitalization, merger, consolidation, stock dividend, split-up, combination or exchange of shares or otherwise which affects the character and amount of Telemetrix’s shares prior to an exercise of any stock option granted to a participant under the plan, to the extent the stock option is not exercised, the participant is entitled to such number and kind of shares as the participant would have been entitled to had the participant actually owned the shares subject to the incentive stock option at the time of change. The Committee in its discretion has the right to determine any adjustments necessary to ensure that an incentive stock option after such changes in the Company is equivalent in value to the incentive stock option prior to such change.

Withholding Tax

     When Telemetrix is required to issue upon exercise of an incentive stock option by a participant, the participant must remit to Telemetrix an amount sufficient to satisfy any federal, state or local income taxes or payroll taxes, withholding liability prior to delivery of any certificate for the shares. The tax liability may be satisfied prior to delivery of the certificate by the participant electing to have Telemetrix withhold a number of shares equal in value to the liability from the number of shares to be issued to the participant under the stock option.

Termination and Amendment of Plan

     The incentive stock option plan terminates on February 15, 2007, unless it is terminated by action of the holders of a majority of shares of the Company’s outstanding capital stock. When the plan is terminated, no additional incentive stock option grants will be made. Outstanding incentive stock options will remain exercisable under the plan in accordance with the terms of the applicable grant agreement. The Committee may amend the plan without further approval of holders of a majority of the Company’s shares outstanding, provided no amendments may materially and adversely affect any incentive stock previously issued, unless the written consent of the affected participant is received by the Company prior to the approval of such an amendment. The Company is organized under the laws of the State of Delaware. Accordingly, the incentive stock option plan shall be governed and construed in accordance with the laws of the State of Delaware.

Eligibility of Current Employees

     At the present time, as noted above, only employees of Telemetrix are eligible to participate in the incentive stock option plan. At the present time, there are two (2) employees of Telemetrix. The employee’s basis of participation in the plan is based upon his or her performance.

TELEMETRIX INC.
7105 LA VISTA PLACE, SUITE 100
LONGMONT, CO 80503
(303) 652-3279 EXT. 230

Michelle M. Anderson
June 15, 2006

Proposal Six

     29.    Telemetrix has decided to withdraw Proposal Six from its Proxy Statement and Proxy which sought ratification by shareholders of all Board actions from April 1999, to date.

     30.    See response to Question 29.

     31.   See response to Question 29.

Executive Compensation

     32.   Telemetrix has provided a tabular disclosure of executive compensation required by Item 402 of Regulation S-B in its revised Preliminary Proxy Statement on Schedule 14-A filed simultaneously herewith. Additionally, Telemetrix has provided a compensation table and an options table in the revised Preliminary Proxy Statement. The tabular disclosure and compensation tables also disclose options granted to Mr. William W. Becker.

Security Ownership of Management and Officers

     33.    Telemetrix has made beneficial ownership determinations in accordance with Item 403 of Regulation S-B, with particular emphasis on group determinations and in the table disclosing the number of shares to be issued after an increase in capitalization. Moreover, Telemetrix has revised the Table on Page 5 of the Preliminary Proxy Statement as necessary. Additionally, Telemetrix has disclosed the natural persons with voting and/or investment control for each shareholder listed in the table. Telemetrix has also consolidated the information in this section with the beneficial ownership Table on page 5. These changes are made in Telemetrix’s revised Preliminary Proxy Statement on Schedule 14A filed simultaneously with this letter.

Telemetrix’s Summary of Common Shares Outstanding

     34.    Telemetrix has moved this Table and the proposal to increase the number of authorized shares of common stock under the section captioned “Record Date; Voting Rights”, as well as under Proposal Four . Additionally, Telemetrix has disclosed the groups or natural persons who control the entities so that it is clear what percentage beneficial ownership and control particular persons or groups will have over the Company if the increase in capitalization is approved by shareholders.

TELEMETRIX INC.
7105 LA VISTA PLACE, SUITE 100
LONGMONT, CO 80503
(303) 652-3279 EXT. 230

Michelle M. Anderson
June 15, 2006

     Telemetrix has made these changes in its revised Preliminary Proxy Statement on Schedule 14-A filed simultaneously with this letter.

Certain Relationships and Related Transactions

     Telemetrix has provided full disclosure required by Item 404 of Regulation S-K since the beginning of last fiscal year. The disclosure includes the existence of related party notes and transactions. The disclosures are included in Telemetrix’s revised Preliminary Proxy Statement on Schedule 14A filed simultaneously with this letter.

Attachment 2

     Telemetrix has provided updated financial information required by Item 13 to Schedule 14-A, by furnishing Form 10-KSB for the fiscal year ended December 31, 2005. Telemetrix filed Form 10-KSB on May 12, 2006. Telemetrix has provided the Form 10-KSB as Attachment 2 to the revised Preliminary Proxy Statement filed simultaneously with this letter.

Acknowledgements

     The Company acknowledges that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filings; and

TELEMETRIX INC.
7105 LA VISTA PLACE, SUITE 100
LONGMONT, CO 80503
(303) 652-3279 EXT. 230

Michelle M. Anderson
June 15, 2006

•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours, /s/ William W. Becker William W. Becker Chairman and Acting CEO

MLG/dsg

cc:	William Bennett, Staff Attorney Kathleen Krebs, Special Counsel